Principal activities and organization (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total assets	¥ 29,934,756	¥ 13,071,012
Total liabilities	16,173,045	2,748,724
Revenue	5,772,948	4,254,195	¥ 2,617,839
Net income	(337,953)	(385,284)	489,571
Net cash provided by operating activities	527,396	601,883	409,920
Net cash used in investing activities	(16,966,591)	(4,175,746)	(320,288)
Net cash provided by financing activities	15,422,674	5,274,932	28,658
VIEs and subsidiaries of VIEs [Member]
Total assets	6,037,614	5,166,431
Total liabilities	4,338,170	3,593,119
Revenue	4,389,398	4,153,558	2,608,665
Net income	126,673	217,858	488,954
Net cash provided by operating activities	603,227	110,226	403,996
Net cash used in investing activities	(415,610)	(301,659)	(207,161)
Net cash provided by financing activities	¥ 39,107	¥ 641,084